Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-46.39%(a)
Agricultural & Farm Machinery-0.31%
John Deere Capital Corp., Series B (3 mo. USD LIBOR + 0.40%)(b)	0.58%	06/07/2021	$ 9,638	$ 9,638,608
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,736,910
				12,375,518
Application Software-0.13%
Intuit, Inc.	0.65%	07/15/2023	5,000	5,039,401
Automobile Manufacturers-1.59%
American Honda Finance Corp., Series 2019-B, Class A2B (3 mo. USD LIBOR + 0.35%)(b)	0.53%	06/11/2021	5,625	5,625,711
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	0.53%	05/10/2023	15,000	15,052,527
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	1.14%	07/08/2021	5,000	5,003,337
Toyota Motor Credit Corp. (SOFR + 0.32%)(b)	0.33%	04/06/2023	20,000	20,045,635
Toyota Motor Credit Corp.	0.50%	08/14/2023	17,605	17,681,224
				63,408,434
Biotechnology-1.86%
AbbVie, Inc. (3 mo. USD LIBOR + 0.46%)(b)	0.61%	11/19/2021	28,777	28,824,195
AbbVie, Inc.	5.00%	12/15/2021	35,035	35,510,101
Gilead Sciences, Inc.	0.75%	09/29/2023	9,999	10,011,204
				74,345,500
Construction Machinery & Heavy Trucks-0.36%
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.20%)(b)	0.37%	11/12/2021	9,524	9,536,830
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.22%)(b)	0.41%	01/06/2022	4,938	4,944,267
				14,481,097
Consumer Finance-0.74%
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	0.78%	11/05/2021	18,663	18,701,908
Capital One Bank USA N.A.(d)	2.01%	01/27/2023	10,715	10,829,773
				29,531,681
Data Processing & Outsourced Services-0.44%
Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,567,615
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,885,389
PayPal Holdings, Inc.	2.20%	09/26/2022	4,013	4,115,521
				17,568,525
Department Stores-0.37%
7-Eleven, Inc.(c)	0.63%	02/10/2023	14,794	14,812,392
Diversified Banks-17.53%
ABN AMRO Bank N.V. (Netherlands) (3 mo. USD LIBOR + 0.57%)(b)(c)	0.71%	08/27/2021	18,221	18,247,866
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(b)(c)	0.64%	11/21/2022	11,163	11,240,974
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.85%	06/25/2022	9,600	9,604,461
Bank of America Corp.	2.50%	10/21/2022	14,418	14,546,092
Bank of America Corp.	3.30%	01/11/2023	18,000	18,881,442
Bank of America Corp.	4.10%	07/24/2023	5,000	5,402,611
Bank of Montreal (Canada)	0.45%	12/08/2023	14,815	14,845,162
Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	15,388,016
Banque Federative du Credit Mutuel S.A. (France)(c)	0.65%	02/27/2024	18,335	18,375,071
Banque Federative du Credit Mutuel S.A. (France)(c)	2.13%	11/21/2022	7,050	7,236,290
Banque Federative du Credit Mutuel S.A. (France)(c)	2.70%	07/20/2022	5,000	5,135,147
Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,596,629
Canadian Imperial Bank of Commerce (Canada)	0.50%	12/14/2023	11,429	11,425,325
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(b)	0.91%	06/16/2022	6,732	6,782,625
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	$ 17,045	$ 17,240,481
Citigroup, Inc.(d)	2.88%	07/24/2023	11,030	11,355,275
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	0.87%	02/14/2022	5,000	5,020,130
Cooperatieve Rabobank U.A. (Netherlands)	0.38%	01/12/2024	12,000	12,002,459
Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,792,703
Credit Agricole S.A. (France) (3 mo. USD LIBOR + 1.18%)(b)(c)	1.38%	07/01/2021	10,000	10,010,020
Federation des Caisses Desjardins du Quebec (Canada)(c)	0.70%	05/21/2024	9,869	9,895,860
JPMorgan Chase & Co. (SOFR + 0.58%)(b)	0.59%	03/16/2024	15,000	15,119,770
JPMorgan Chase & Co.	3.25%	09/23/2022	12,000	12,472,681
Lloyds Banking Group PLC (United Kingdom)	3.00%	01/11/2022	18,805	19,125,485
Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	18,790	20,249,113
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(b)	0.83%	07/26/2021	12,372	12,384,345
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(b)	0.97%	07/25/2022	814	820,594
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.06%)(b)	1.24%	09/13/2021	5,000	5,015,383
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	11,742,459
Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.94%)(b)	1.08%	02/28/2022	15,702	15,802,264
MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,619,249
National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.71%)(b)(c)	0.89%	11/04/2021	20,000	20,070,692
National Bank of Canada (Canada)(d)	0.90%	08/15/2023	5,000	5,034,467
National Bank of Canada (Canada)	2.10%	02/01/2023	15,000	15,422,776
Nordea Bank Abp (Finland)(c)	1.00%	06/09/2023	7,408	7,504,963
PNC Bank N.A.(d)	2.03%	12/09/2022	15,000	15,137,630
PNC Bank N.A.(d)	2.23%	07/22/2022	17,000	17,049,642
Royal Bank of Canada (Canada)	0.50%	10/26/2023	11,764	11,805,249
Royal Bank of Canada (Canada) (3 mo. USD LIBOR + 0.47%)(b)	0.65%	04/29/2022	10,000	10,043,081
Royal Bank of Canada (Canada)	1.60%	04/17/2023	20,000	20,507,556
Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,545,679
Standard Chartered PLC (United Kingdom)(c)(d)	1.32%	10/14/2023	4,546	4,588,914
Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.35%)(b)	0.53%	07/16/2021	20,000	20,009,311
Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,364,685
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.11%)(b)	1.30%	07/14/2021	6,200	6,208,476
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(b)	1.33%	10/19/2021	4,275	4,293,217
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	11,174,261
Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,502,905
Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	12,146,454
Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	12,206,150
Toronto-Dominion Bank (The) (Canada)	0.45%	09/11/2023	20,000	20,068,983
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(b)	0.49%	01/27/2023	9,108	9,155,623
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.35%)(b)	0.53%	07/22/2022	10,000	10,016,817
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.43%)(b)	0.61%	06/11/2021	10,000	10,001,305
Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	15,141,181
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.90%)(b)	1.09%	07/13/2021	4,225	4,229,624
U.S. Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	0.54%	11/16/2021	3,000	3,004,093
U.S. Bank N.A. (3 mo. USD LIBOR + 0.44%)(b)	0.59%	05/23/2022	10,000	10,049,285
UBS AG (Switzerland)(c)	0.38%	06/01/2023	13,889	13,883,694
UBS AG (Switzerland)(c)	0.45%	02/09/2024	12,536	12,499,426
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.85%)(b)	1.00%	08/19/2021	6,991	7,004,690
Westpac Banking Corp. (Australia)	2.00%	01/13/2023	7,499	7,715,827
				698,762,638
Diversified Capital Markets-1.45%
Credit Suisse AG (Switzerland) (SOFR + 0.45%)(b)	0.46%	02/04/2022	15,000	15,021,943
Credit Suisse AG (Switzerland)	0.50%	02/02/2024	14,000	13,973,164
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,794,565
Macquarie Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.45%)(b)(c)	0.60%	11/24/2021	15,000	15,031,527
				57,821,199
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Utilities-1.98%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	$ 4,557	$ 4,565,127
Duke Energy Florida LLC, Series A (3 mo. USD LIBOR + 0.25%)(b)	0.39%	11/26/2021	5,000	5,003,962
Duke Energy Progress LLC, Series A (3 mo. USD LIBOR + 0.18%)(b)	0.34%	02/18/2022	9,756	9,756,147
Florida Power & Light Co. (SOFR + 0.25%)(b)	0.26%	05/10/2023	17,392	17,410,088
NextEra Energy Capital Holdings, Inc. (SOFR + 0.54%)(b)	0.55%	03/01/2023	3,704	3,716,708
NextEra Energy Capital Holdings, Inc.	0.65%	03/01/2023	15,460	15,555,388
NextEra Energy Capital Holdings, Inc.	2.90%	04/01/2022	9,107	9,312,017
Southern California Edison Co., Series D (3 mo. USD LIBOR + 0.27%)(b)	0.40%	12/03/2021	13,493	13,498,574
				78,818,011
Financial Exchanges & Data-0.12%
Intercontinental Exchange, Inc.	0.70%	06/15/2023	4,939	4,972,852
Food Retail-0.50%
Nestle Holdings, Inc.(c)	0.38%	01/15/2024	20,000	19,952,760
Gas Utilities-0.61%
Atmos Energy Corp. (3 mo. USD LIBOR + 0.38%)(b)	0.57%	03/09/2023	9,756	9,758,976
CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(b)	0.68%	03/02/2023	14,493	14,498,377
				24,257,353
Health Care Distributors-0.26%
AmerisourceBergen Corp.	0.74%	03/15/2023	10,170	10,206,535
Industrial Conglomerates-0.35%
Honeywell International, Inc. (3 mo. USD LIBOR + 0.23%)(b)	0.38%	08/19/2022	5,095	5,098,376
Siemens Financieringsmaatschappij N.V. (Germany) (SOFR + 0.43%)(b)(c)	0.44%	03/11/2024	8,905	8,963,576
				14,061,952
Integrated Oil & Gas-1.40%
BP Capital Markets America, Inc.	2.94%	04/06/2023	23,220	24,326,875
Exxon Mobil Corp.	1.57%	04/15/2023	12,409	12,713,093
Shell International Finance B.V. (Netherlands)	0.38%	09/15/2023	13,333	13,367,586
Suncor Energy, Inc. (Canada)	2.80%	05/15/2023	5,116	5,338,500
				55,746,054
Integrated Telecommunication Services-0.51%
AT&T, Inc. (SOFR + 0.64%)(b)	0.65%	03/25/2024	9,918	9,941,374
Verizon Communications, Inc. (SOFR + 0.50%)(b)	0.51%	03/22/2024	10,417	10,494,673
				20,436,047
Investment Banking & Brokerage-1.98%
Goldman Sachs Group, Inc. (The)	0.48%	01/27/2023	6,250	6,256,431
Goldman Sachs Group, Inc. (The)(d)	0.63%	11/17/2023	26,389	26,447,434
Goldman Sachs Group, Inc. (The)	5.75%	01/24/2022	15,000	15,537,135
Morgan Stanley(d)	0.56%	11/10/2023	7,999	8,017,867
Morgan Stanley(d)	0.73%	04/05/2024	10,714	10,756,454
Morgan Stanley (SOFR + 0.83%)(b)	0.84%	06/10/2022	12,000	12,001,872
				79,017,193
Life & Health Insurance-5.62%
Athene Global Funding (SOFR + 0.70%)(b)(c)	0.71%	05/24/2024	25,000	25,066,000
Athene Global Funding(c)	0.95%	01/08/2024	10,000	10,052,420
Athene Global Funding(c)	1.20%	10/13/2023	17,232	17,430,682
Athene Global Funding(c)	2.80%	05/26/2023	4,927	5,147,533
Equitable Financial Life Global Funding (SOFR + 0.39%)(b)(c)	0.40%	04/06/2023	20,000	20,039,417
GA Global Funding Trust(c)	1.00%	04/08/2024	17,218	17,296,664
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	0.61%	01/06/2023	10,000	10,053,050
MassMutual Global Funding II (SOFR + 0.36%)(b)(c)	0.37%	04/12/2024	15,020	15,057,041
MassMutual Global Funding II(c)	0.85%	06/09/2023	14,150	14,311,410
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	0.56%	01/17/2023	10,000	10,055,593
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	0.50%	08/06/2021	3,335	3,337,293
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance-(continued)
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	0.63%	07/12/2022	$ 8,889	$ 8,932,118
New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,295,439
Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,683,747
Principal Life Global Funding II (SOFR + 0.45%)(b)(c)	0.46%	04/12/2024	5,883	5,897,678
Protective Life Global Funding(c)	0.47%	01/12/2024	20,000	19,937,108
Protective Life Global Funding(c)	0.63%	10/13/2023	5,082	5,112,765
Protective Life Global Funding(c)	1.08%	06/09/2023	15,500	15,727,344
Reliance Standard Life Global Funding II(c)	2.15%	01/21/2023	3,700	3,794,459
				224,227,761
Movies & Entertainment-0.12%
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.25%)(b)	0.39%	09/01/2021	4,762	4,764,631
Multi-line Insurance-0.62%
Metropolitan Life Global Funding I(c)	0.40%	01/07/2024	11,111	11,104,193
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	0.58%	01/13/2023	3,749	3,775,833
Metropolitan Life Global Funding I(c)	0.90%	06/08/2023	9,524	9,632,644
				24,512,670
Oil & Gas Refining & Marketing-0.88%
Phillips 66	0.90%	02/15/2024	7,814	7,830,703
Phillips 66	3.70%	04/06/2023	14,000	14,816,626
Phillips 66	4.30%	04/01/2022	12,000	12,401,748
				35,049,077
Oil & Gas Storage & Transportation-0.09%
Enbridge, Inc. (Canada) (SOFR + 0.40%)(b)	0.41%	02/17/2023	3,571	3,576,315
Other Diversified Financial Services-1.25%
Daimler Finance North America LLC (Germany)(c)	2.55%	08/15/2022	25,000	25,663,764
Daimler Finance North America LLC (Germany)(c)	2.85%	01/06/2022	3,441	3,493,943
USAA Capital Corp.(c)	0.50%	05/01/2024	7,500	7,502,976
USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	13,244,734
				49,905,417
Personal Products-0.10%
Unilever Capital Corp. (United Kingdom)	0.38%	09/14/2023	3,917	3,929,574
Pharmaceuticals-0.98%
AstraZeneca PLC (United Kingdom)	0.30%	05/26/2023	10,000	10,000,735
Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(b)(c)	0.83%	06/25/2021	6,798	6,800,881
Bayer US Finance II LLC (Germany)(c)	3.88%	12/15/2023	9,000	9,686,569
Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,518,403
				39,006,588
Regional Banks-1.55%
Fifth Third Bancorp	3.65%	01/25/2024	11,000	11,851,973
Fifth Third Bank N.A.	3.35%	07/26/2021	4,999	5,010,615
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	0.84%	02/01/2022	11,539	11,589,561
KeyBank N.A.	1.25%	03/10/2023	10,901	11,089,849
KeyBank N.A.	2.30%	09/14/2022	5,500	5,643,819
Truist Bank (3 mo. USD LIBOR + 0.59%)(b)	0.75%	05/17/2022	14,167	14,247,231
Truist Financial Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.85%	04/01/2022	2,500	2,511,681
				61,944,729
Retail REITs-0.42%
Kimco Realty Corp.	3.40%	11/01/2022	16,117	16,718,641
Soft Drinks-0.11%
PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,292,431
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-0.63%
AIG Global Funding(c)	0.45%	12/08/2023	$ 10,714	$ 10,715,804
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	0.66%	06/25/2021	2,000	2,000,574
AIG Global Funding(c)	0.80%	07/07/2023	7,317	7,397,931
AIG Global Funding, Series 2019-A2, Class A(c)	2.30%	07/01/2022	5,000	5,109,048
				25,223,357
Specialized REITs-0.26%
Public Storage (SOFR + 0.47%)(b)	0.48%	04/23/2024	10,257	10,266,793
Systems Software-0.18%
Oracle Corp.	2.50%	10/15/2022	7,000	7,217,121
Technology Hardware, Storage & Peripherals-0.25%
Apple, Inc.	0.75%	05/11/2023	10,009	10,115,550
Thrifts & Mortgage Finance-0.68%
Nationwide Building Society (United Kingdom)(c)	0.55%	01/22/2024	18,195	18,204,526
Nationwide Building Society (United Kingdom)(c)	2.00%	01/27/2023	8,571	8,815,264
				27,019,790
Trucking-0.16%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	1.14%	06/01/2021	6,383	6,383,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,841,828,030)					1,849,768,587
Commercial Paper-41.66%(e)
Asset-Backed Securities - Fully Supported Bank-0.63%
Mountcliff Funding LLC(c)	0.23%	09/07/2021		25,000	24,989,587
Automobile Manufacturers-5.69%
American Honda Finance Corp.	0.22%	06/07/2021		26,000	25,999,285
American Honda Finance Corp.	0.20%	07/06/2021		8,700	8,698,511
General Motors Financial Co., Inc.(c)	0.36%	06/03/2021		9,000	8,999,633
General Motors Financial Co., Inc.(c)	0.30%-0.36%	06/09/2021		25,000	24,997,283
General Motors Financial Co., Inc.(c)	0.40%	07/12/2021		10,000	9,994,625
General Motors Financial Co., Inc.(c)	0.45%	07/19/2021		15,000	14,990,423
General Motors Financial Co., Inc.(c)	0.45%	07/20/2021		4,400	4,397,130
Harley-Davidson Financial Services, Inc.(c)	0.33%	06/02/2021		15,000	14,999,531
Harley-Davidson Financial Services, Inc.(c)	0.29%	06/04/2021		7,200	7,199,682
Harley-Davidson Financial Services, Inc.(c)	0.23%	06/07/2021		20,000	19,998,683
Harley-Davidson Financial Services, Inc.(c)	0.40%	07/21/2021		15,000	14,992,193
Hyundai Capital America(c)	0.25%	06/22/2021		30,000	29,997,604
Volkswagen Group of America Finance LLC (Germany)(c)	0.52%	11/08/2021		20,000	19,955,356
VW Credit, Inc. (Germany)(c)	0.20%	06/03/2021		21,692	21,691,545
					226,911,484
Automotive Retail-0.27%
AutoNation, Inc.(c)	0.22%	06/02/2021		5,000	4,999,767
AutoNation, Inc.(c)	0.20%	06/03/2021		6,000	5,999,665
					10,999,432
Commodity Chemicals-0.46%
Cabot Corp.(c)	0.25%	06/01/2021		18,300	18,299,725
Data Processing & Outsourced Services-1.40%
Fidelity National Information Services, Inc.(c)	0.25%	06/02/2021		13,400	13,399,749
Fidelity National Information Services, Inc.(c)	0.21%	06/04/2021		8,000	7,999,790
Fidelity National Information Services, Inc.(c)	0.21%	06/24/2021		20,000	19,997,855
Fidelity National Information Services, Inc.(c)	0.22%	06/25/2021		14,500	14,498,376
					55,895,770
Diversified Banks-1.70%
Bank of Nova Scotia (The) (Canada)(c)	0.23%	05/05/2022		12,000	11,976,288
Canadian Imperial Bank of Commerce (Canada)(c)	0.23%	05/04/2022		15,000	14,974,425
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
HSBC Bank PLC (United Kingdom)(c)	0.27%	02/01/2022	$ 25,000	$ 24,964,379
HSBC USA, Inc.(c)	0.38%	10/22/2021	16,000	15,982,817
				67,897,909
Diversified Capital Markets-2.58%
LyondellBasell Investment LLC(c)	0.22%	06/01/2021	25,000	24,999,625
MHC America Holdings Corp. (Japan)(c)	0.31%	06/14/2021	10,000	9,998,955
White Plains Capital Co. LLC(c)	0.75%	10/13/2021	25,000	24,959,079
White Plains Capital Co. LLC(c)	0.78%	10/27/2021	10,500	10,480,627
White Plains Capital Co. LLC(c)	0.55%	11/09/2021	20,000	19,958,750
White Plains Capital Co. LLC(c)	0.78%	11/16/2021	12,500	12,472,707
				102,869,743
Diversified Chemicals-0.25%
Dow Chemical Co. (The)	0.20%	06/29/2021	10,000	9,998,649
Diversified Metals & Mining-0.74%
Glencore Funding LLC (Australia)(c)	0.23%	06/07/2021	7,650	7,649,724
Glencore Funding LLC (Australia)(c)	0.29%	06/10/2021	10,000	9,999,476
Glencore Funding LLC (Australia)(c)	0.35%	08/09/2021	11,800	11,793,205
				29,442,405
Diversified Support Services-0.63%
Enbridge US, Inc.(c)	0.18%	06/24/2021	25,000	24,997,244
Drug Retail-0.45%
Walgreens Boots Alliance, Inc.(c)	0.25%	06/24/2021	18,000	17,997,610
Electric Utilities-6.82%
American Electric Power Co., Inc.(c)	0.25%	06/14/2021	30,000	29,998,059
American Electric Power Co., Inc.(c)	0.24%	07/27/2021	28,800	28,791,120
Electricite de France S.A. (France)(c)	0.24%	06/07/2021	13,000	12,999,603
Electricite de France S.A. (France)(c)	0.26%	06/28/2021	28,000	27,996,841
Enel Finance America LLC(c)	0.35%	07/22/2021	15,000	14,996,219
Enel Finance America LLC(c)	0.42%	02/18/2022	35,000	34,926,813
Entergy Corp.(c)	0.26%	06/07/2021	30,000	29,998,975
Entergy Corp.(c)	0.18%	08/25/2021	6,800	6,796,890
Entergy Corp.(c)	0.20%	09/07/2021	15,475	15,466,362
Oglethorpe Power Corp.(c)	0.20%	06/08/2021	20,000	19,999,389
Southern California Edison Co.(c)	0.30%	06/14/2021	20,000	19,998,999
Southern California Edison Co.(c)	0.33%	06/17/2021	30,000	29,998,200
				271,967,470
Electronic Components-0.50%
Amphenol Corp.(c)	0.18%	06/02/2021	20,000	19,999,653
Environmental & Facilities Services-1.44%
Waste Management, Inc.(c)	0.40%	08/16/2021	27,000	26,988,900
Waste Management, Inc.(c)	0.35%	04/04/2022	5,500	5,483,610
Waste Management, Inc.(c)	0.35%	04/08/2022	25,000	24,957,344
				57,429,854
General Merchandise Stores-0.25%
Dollarama, Inc. (Canada)(c)	0.27%	07/27/2021	10,000	9,996,917
Health Care Services-0.38%
Cigna Corp.(c)	0.23%	07/21/2021	14,997	14,992,298
Integrated Oil & Gas-1.68%
Eni Finance USA, Inc. (Italy)(c)	0.25%	07/19/2021	15,000	14,995,364
Suncor Energy, Inc. (Canada)(c)	0.25%	06/08/2021	23,800	23,799,047
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Oil & Gas-(continued)
Suncor Energy, Inc. (Canada)(c)	0.26%	07/06/2021	$ 28,400	$ 28,395,108
				67,189,519
Integrated Telecommunication Services-1.81%
AT&T, Inc.(c)	0.37%	10/21/2021	16,750	16,737,637
AT&T, Inc.(c)	0.38%	11/16/2021	14,000	13,986,622
AT&T, Inc.(c)	0.38%	11/18/2021	15,000	14,985,428
AT&T, Inc.(c)	0.42%	12/15/2021	6,475	6,467,589
AT&T, Inc.(c)	0.40%	12/16/2021	20,000	19,976,994
				72,154,270
Managed Health Care-1.27%
Humana, Inc.(c)	0.24%	07/14/2021	20,000	19,992,062
Humana, Inc.(c)	0.25%	07/15/2021	7,250	7,247,071
Humana, Inc.(c)	0.30%	07/21/2021	10,000	9,995,515
Humana, Inc.(c)	0.29%	07/22/2021	13,250	13,243,968
				50,478,616
Movies & Entertainment-1.13%
Walt Disney Co. (The)(c)	0.26%	12/29/2021	25,000	24,967,601
Walt Disney Co. (The)(c)	0.27%	03/15/2022	20,000	19,961,685
				44,929,286
Oil & Gas Exploration & Production-1.76%
Canadian Natural Resources Ltd. (Canada)(c)	0.26%	06/22/2021	1,850	1,849,814
Canadian Natural Resources Ltd. (Canada)(c)	0.27%-0.29%	06/25/2021	68,300	68,292,138
				70,141,952
Oil & Gas Refining & Marketing-1.03%
Motiva Enterprises LLC	0.26%	06/21/2021	17,000	16,998,368
Motiva Enterprises LLC	0.20%	06/24/2021	24,000	23,997,354
				40,995,722
Oil & Gas Storage & Transportation-0.95%
Energy Transfer L.P.	0.40%	06/01/2021	12,500	12,499,535
Plains Midstream Canada ULC (Canada)(c)	0.43%	06/02/2021	25,600	25,599,093
				38,098,628
Other Diversified Financial Services-2.37%
Brookfield BRP Holdings Canada, Inc. (Canada)	0.30%	06/03/2021	29,500	29,499,380
Brookfield BRP Holdings Canada, Inc. (Canada)	0.28%	06/07/2021	20,000	19,999,278
Hitachi Capital America Corp. (Japan)	0.23%	06/18/2021	24,987	24,984,945
Hitachi Capital America Corp. (Japan)	0.34%	06/25/2021	20,000	19,997,698
				94,481,301
Packaged Foods & Meats-2.65%
Conagra Brands, Inc.(c)	0.32%	06/14/2021	17,500	17,495,818
Conagra Brands, Inc.(c)	0.23%	06/15/2021	600	599,848
Smithfield Foods, Inc.(c)	0.35%	06/01/2021	19,200	19,199,285
Smithfield Foods, Inc.(c)	0.32%	06/07/2021	22,000	21,997,861
Smithfield Foods, Inc.(c)	0.32%	06/11/2021	16,300	16,297,655
Smithfield Foods, Inc.(c)	0.32%	06/28/2021	30,000	29,990,545
				105,581,012
Soft Drinks-1.36%
Keurig Dr Pepper, Inc.(c)	0.30%	01/14/2022	19,800	19,766,332
Keurig Dr Pepper, Inc.(c)	0.25%	02/07/2022	34,500	34,432,063
				54,198,395
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized REITs-0.58%
Crown Castle International Corp.(c)	0.31%	06/02/2021	$ 23,000	$ 22,998,930
Trucking-0.88%
Aviation Capital Group LLC(c)	0.35%	06/01/2021	15,100	15,099,907
Aviation Capital Group LLC(c)	0.35%	06/07/2021	10,000	9,999,828
Aviation Capital Group LLC(c)	0.40%	06/14/2021	10,000	9,999,613
				35,099,348
Total Commercial Paper (Cost $1,660,766,072)					1,661,032,729
Asset-Backed Securities-6.14%
Auto Loans/Leases-3.79%
ARI Fleet Lease Trust; Series 2020-A, Class A2(c)	1.77%	08/15/2028		3,562	3,588,996
BMW Vehicle Owner Trust; Series 2020-A, Class A2	0.39%	02/27/2023		2,136	2,137,864
CarMax Auto Owner Trust; Series 2021-2, Class A2A	0.27%	06/17/2024		9,000	9,007,049
Chesapeake Funding II LLC (Canada);
Series 2018-3A, Class A1(c)	3.39%	01/15/2031		2,851	2,921,305
Series 2019-1A, Class A1(c)	2.94%	04/15/2031		2,632	2,673,272
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	0.55%	04/15/2030		3,570	3,571,345
Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.75%	08/16/2032		4,028	4,052,438
Enterprise Fleet Financing LLC;
Series 2019-1, Class A2(c)	2.98%	10/20/2024		2,824	2,852,677
Series 2020-2, Class A2(c)	0.61%	07/20/2026		20,000	20,082,526
Ford Credit Auto Owner Trust; Series 2020-B, Class A2	0.50%	02/15/2023		4,246	4,250,880
HPEFS Equipment Trust;
Series 2020-1A, Class A2(c)	1.73%	02/20/2030		2,750	2,762,280
Series 2020-2A, Class A2(c)	0.65%	07/22/2030		7,369	7,380,188
Mercedes-Benz Auto Receivables Trust; Series 2020-1, Class A2	0.46%	03/15/2023		3,138	3,141,559
NextGear Floorplan Master Owner Trust;
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.75%	02/15/2024		12,750	12,800,155
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	0.80%	10/15/2024		10,000	10,070,310
Nissan Auto Lease Trust; Series 2020-B, Class A2	0.34%	12/15/2022		5,946	5,951,779
Santander Retail Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.36%)(b)(c)	0.46%	04/20/2022		358	357,666
Series 2019-C, Class A2B (1 mo. USD LIBOR + 0.34%)(b)(c)	0.44%	09/20/2022		3,068	3,069,502
Series 2020-B, Class A2(c)	0.42%	11/20/2023		13,527	13,556,063
Tesla Auto Lease Trust;
Series 2019-A, Class A2(c)	2.13%	04/20/2022		8,340	8,383,274
Series 2020-A, Class A2(c)	0.55%	05/22/2023		1,605	1,608,092
Toyota Lease Owner Trust; Series 2021-A, Class A2(c)	0.27%	09/20/2023		5,200	5,204,799
Volkswagen Auto Loan Enhanced Trust; Series 2020-1, Class A2A	0.93%	12/20/2022		1,855	1,858,006
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD LIBOR + 0.52%)(b)(c)	0.62%	07/17/2023		11,300	11,321,752
Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029		8,300	8,317,389
					150,921,166
Consumer Finance-0.31%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024		12,000	12,274,258
Credit Cards-1.14%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024		12,000	12,234,984
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	0.60%	12/07/2023		15,500	15,539,168
Discover Card Execution Note Trust; Series 2019-A2, Class A (1 mo. USD LIBOR + 0.27%)(b)	0.37%	12/15/2023		7,500	7,510,163
Evergreen Credit Card Trust (Canada); Series 2019-3, Class A (1 mo. USD LIBOR + 0.37%)(b)(c)	0.47%	10/16/2023		10,200	10,210,355
					45,494,670
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Equipment Leasing-0.42%
Dell Equipment Finance Trust;
Series 2019-2, Class A2(c)	1.95%	12/22/2021	$ 2,302	$ 2,308,043
Series 2020-2, Class A2(c)	0.47%	10/24/2022	7,250	7,260,803
MMAF Equipment Finance LLC;
Series 2020-A, Class A2(c)	0.74%	04/09/2024	3,201	3,215,089
Series 2020-BA, Class A2(c)	0.38%	08/14/2023	3,000	3,004,163
Transportation Finance Equipment Trust; Series 2019-1, Class A2(c)	1.90%	01/24/2022	1,038	1,039,902
				16,828,000
Specialized Finance-0.48%
Navient Private Education Refi Loan Trust; Series 2020-FA, Class A(c)	1.22%	07/15/2069	4,252	4,292,055
Navient Student Loan Trust;
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	0.59%	09/27/2066	11,495	11,515,904
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	0.36%	02/27/2068	1,367	1,368,716
SoFi Professional Loan Program Trust; Series 2020-A, Class A1FX(c)	2.06%	05/15/2046	1,873	1,881,892
				19,058,567
Total Asset-Backed Securities (Cost $243,410,582)					244,576,661
U.S. Treasury Securities-0.89%
U.S. Treasury Bills-0.89%(e)
U.S. Treasury Bills	0.14%	07/15/2021		2,300	2,299,986
U.S. Treasury Bills	0.13%	08/12/2021		500	499,991
U.S. Treasury Bills	0.10%	12/30/2021		22,000	21,997,085
U.S. Treasury Bills	0.05%	01/27/2022		10,800	10,798,560
Total U.S. Treasury Securities (Cost $35,582,689)					35,595,622
Certificate of Deposit-0.38%
Diversified Banks-0.38%
Cooperatieve Rabobank U.A. (Netherlands); Series B (3 mo. USD LIBOR + 0.30%)(b)	0.48%	06/17/2021		15,000	15,002,059
Total Certificates of Deposit (Cost $15,000,000)					15,002,059
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-95.46% (Cost $3,796,587,373)					3,805,975,658
			Repurchase Amount
Repurchase Agreements-4.50%(f)
Citigroup Global Markets, Inc., joint open agreement dated 02/18/2021 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,470,733; 0.98% - 6.95%; 04/15/2022 - 05/01/2051)(g)	0.41%	-		-	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $284,189,295; 1.05% - 8.13%; 08/02/2021 - 06/01/2052)(g)	0.61%	-		-	40,000,000
J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,195; 0.00% - 4.35%; 12/16/2024 - 05/25/2050)(g)	0.51%	-		-	12,000,000
Nomura Securities International, Inc., term agreement dated 05/28/2021, maturing value of $25,000,000 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 9.52%; 07/15/2026 - 11/25/2036)(b)	0.85%	07/30/2021		25,000,000	25,000,000
Societe Generale, joint term agreement dated 04/22/2021, aggregate maturing value of $100,000,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $109,181,190; 0.24% - 13.00%; 09/15/2021 - 12/15/2072)(b)	0.46%	10/04/2021		50,000,000	50,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Truist Securities, joint term agreement dated 05/05/2021, aggregate maturing value of $45,015,000 (collateralized by domestic corporate obligations valued at $49,225,276; 2.88% - 10.50%; 02/15/2023 - 03/15/2051)(h)	0.40%	06/04/2021	$22,507,500	$ 22,500,000
Total Repurchase Agreements (Cost $179,500,000)					179,500,000
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $3,976,087,373)					3,985,475,658
OTHER ASSETS LESS LIABILITIES-0.04%					1,776,243
NET ASSETS-100.00%					$3,987,251,901
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $2,283,414,709, which represented 57.27% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund